Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment - CNY (¥)
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment [Line Items]
Beginning balance, January 1		¥ 607,965,498	¥ 877,822,121
Change in accounting principle	[1]		28,424,357
Beginning of year, adjusted			906,246,478
Provision for credit losses		(207,743,842)	245,707,792
Charge-offs		(145,024,435)	(875,433,487)
Increase in guaranteed recoverable assets		541,917,706	331,444,715
Recoveries		178,735,924
Ending balance, December 31		975,850,851	607,965,498
Net loans principal, interest and financing service fee receivables		8,436,866,515	8,443,254,793
Recorded investment		9,412,717,366	9,051,220,291
First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment [Line Items]
Net loans principal, interest and financing service fee receivables		3,124,165,303	3,627,974,099
Recorded investment		3,514,373,477	3,877,185,065
Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment [Line Items]
Net loans principal, interest and financing service fee receivables		5,312,701,212	4,815,280,694
Recorded investment		5,898,343,889	5,174,035,226
Financing Receivable Allowance For Loans Which Are Collectively Assessed [Member] | First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment [Line Items]
Beginning balance, January 1		222,034,413	177,557,866
Change in accounting principle	[1]		6,484,822
Beginning of year, adjusted			184,042,688
Provision for credit losses		1,184,418	(43,813,630)
Charge-offs		(53,919,303)	(34,273,187)
Increase in guaranteed recoverable assets		187,939,924	116,078,542
Recoveries
Ending balance, December 31		357,239,452	222,034,413
Net loans principal, interest and financing service fee receivables		3,048,382,936	3,375,900,505
Recorded investment		3,405,622,388	3,597,934,918
Financing Receivable Allowance For Loans Which Are Collectively Assessed [Member] | Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment [Line Items]
Beginning balance, January 1		313,932,764	250,790,332
Change in accounting principle	[1]		21,939,535
Beginning of year, adjusted			272,729,867
Provision for credit losses		(6,117,066)	50,112,460
Charge-offs		(69,524,088)	(172,638,761)
Increase in guaranteed recoverable assets		318,839,892	163,729,198
Recoveries
Ending balance, December 31		557,131,502	313,932,764
Net loans principal, interest and financing service fee receivables		5,249,959,347	4,591,204,190
Recorded investment		5,807,090,849	4,905,136,954
Financing Receivable Allowance For Loans Which Are Collectively Assessed [Member] | Subtotal [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment [Line Items]
Beginning balance, January 1		535,967,177	428,348,198
Change in accounting principle	[1]		28,424,357
Beginning of year, adjusted			456,772,555
Provision for credit losses		(4,932,648)	6,298,830
Charge-offs		(123,443,391)	(206,911,948)
Increase in guaranteed recoverable assets		506,779,816	279,807,740
Recoveries
Ending balance, December 31		914,370,954	535,967,177
Net loans principal, interest and financing service fee receivables		8,298,342,283	7,967,104,695
Recorded investment		9,212,713,237	8,503,071,872
Financing Receivable Allowance For Loans Which Are Individually Assessed [Member] | First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment [Line Items]
Beginning balance, January 1		27,176,553	135,250,063
Change in accounting principle	[1]
Beginning of year, adjusted			135,250,063
Provision for credit losses		(65,333,841)	112,670,171
Charge-offs		(9,950,932)	(239,620,691)
Increase in guaranteed recoverable assets		18,633,218	18,877,010
Recoveries		62,443,724
Ending balance, December 31		32,968,722	27,176,553
Net loans principal, interest and financing service fee receivables		75,782,367	252,073,594
Recorded investment		108,751,089	279,250,147
Financing Receivable Allowance For Loans Which Are Individually Assessed [Member] | Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment [Line Items]
Beginning balance, January 1		44,821,768	314,223,860
Change in accounting principle	[1]
Beginning of year, adjusted			314,223,860
Provision for credit losses		(137,477,353)	126,738,791
Charge-offs		(11,630,112)	(428,900,848)
Increase in guaranteed recoverable assets		16,504,672	32,759,965
Recoveries		116,292,200
Ending balance, December 31		28,511,175	44,821,768
Net loans principal, interest and financing service fee receivables		62,741,865	224,076,504
Recorded investment		91,253,040	268,898,272
Financing Receivable Allowance For Loans Which Are Individually Assessed [Member] | Subtotal [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment [Line Items]
Beginning balance, January 1		71,998,321	449,473,923
Change in accounting principle	[1]
Beginning of year, adjusted			449,473,923
Provision for credit losses		(202,811,194)	239,408,962
Charge-offs		(21,581,044)	(668,521,539)
Increase in guaranteed recoverable assets		35,137,890	51,636,975
Recoveries		178,735,924
Ending balance, December 31		61,479,897	71,998,321
Net loans principal, interest and financing service fee receivables		138,524,232	476,150,098
Recorded investment		¥ 200,004,129	¥ 548,148,419

[1]	Effective January 1, 2020, the Group adopted accounting guidance which changed impairment recognition of financial instruments to a model that is based on expected losses rather than incurred losses.